Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2017	December 31, 2016
Lubricants	582	553
Bunkers	4,215	3,496
Total	4,797	4,049